Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

Note 6—Debt

A summary of the detail comprising the Company’s debt and the related book values for the respective periods presented is as follows (in thousands):

Description	June 30, 2018	December 31, 2017
11.00% Second-Priority Senior Secured Notes—due April 2022
Principal	$390,868	$—
Original issue discount, net of amortization	(8,906)	—
Deferred financing costs, net of amortization	(1,920)	—
7.50% Senior Secured Notes—due May 2022
Principal	6,060	—
Bank Credit Facility—due May 2022
Principal	240,000	—
Deferred financing costs, net of amortization	(8,478)	—
4.20% Building Loan—due November 2030
Principal	10,778	—
11.00% Bridge Loans—due April 2022
Principal	—	172,023
Deferred financing costs, net of amortization	—	(2,185)
9.75% Senior Notes—due July 2022
Principal	—	102,000
Deferred financing costs, net of amortization	—	(1,319)
9.75% Senior Notes—due February 2018
Principal	—	24,977
Old Bank Credit Facility—due February 2019	—	403,000
Deferred financing costs, net of amortization	—	(938)

Total debt	$628,402	$697,558
Less: current portion of long-term debt	(434)	(24,977)

Long-term debt, net of discount and deferred financing costs	$627,968	$672,581

In connection with the Stone Combination, the Company consummated the Transactions contemplated by the Exchange Agreement, pursuant to which (i) the Apollo Funds and Riverstone Funds contributed $102.0 million in aggregate principal amount of 9.75% Senior Notes to the Company in exchange for Common Stock; (ii) the holders of 11.00% Bridge Loans exchanged such 11.00% Bridge Loans for $172.0 million aggregate principal amount of 11.00% Senior Secured Notes and (iii) Franklin Noteholders and MacKay Noteholders exchanged their 7.50% Stone Senior Notes for $137.4 million aggregate principal amount of 11.00% Senior Secured Notes. An additional $81.5 million of 7.50% Stone Senior Notes held by non-affiliates were also exchanged for 11.00% Senior Secured Notes pursuant to an exchange offer and consent solicitation in connection with the Stone Combination.

The exchange of 7.50% Stone Senior Notes for 11.00% Senior Secured Notes was accounted for as a debt modification. Under a debt modification, a new effective interest rate that equates the revised cash flows to the carrying amount of the 11.00% Senior Secured Notes is computed and applied prospectively. Costs incurred with third parties directly related to the modification are expensed as incurred. The Company incurred approximately $3.9 million and $4.5 million of transaction fees related to the modification which were expensed and reflected in general and administrative expense during the three months and six months ended June 30, 2018, respectively. The Company also paid $9.3 million in work fees to debt holders, which are reflected as debt discount reducing long-term debt on the condensed consolidated balance sheet.

11.00% Second-Priority Senior Secured Notes—due April 2022. The 11.00% Senior Secured Notes were issued pursuant to an indenture dated May 10, 2018, between the Talos Issuers, the subsidiary guarantors party thereto and Wilmington Trust, National Association, as trustee and collateral agent. The 11.00% Senior Secured Notes mature April 3, 2022 and have interest payable semi-annually each April 15 and October 15, commencing October 15, 2018. Prior to May 10, 2019, the Company may, at its option, redeem all or a portion of the 11.00% Senior Secured Notes at 100% of the principal amount plus accrued and unpaid interest and a make-whole premium. Thereafter, the Company may redeem all or a portion of the 11.00% Senior Secured Notes at redemption prices decreasing annually from 105.5% to 100.0% plus accrued and unpaid interest.

The indenture governing the 11.00% Senior Secured Notes applies certain limitations on the Company’s ability and the ability of its subsidiaries to, among other things, (i) incur additional indebtedness or issue certain preferred shares; (ii) pay dividends and make certain other restricted payments; (iii) create restrictions on the payment of dividends or other distributions to the Company from its restricted subsidiaries; (iv) create liens on certain assets to secure debt; (v) make certain investments; (vi) engage in sales of assets and subsidiary stock; (vii) transfer all or substantially all of its assets or enter into merger or consolidation transactions; and (viii) engage in transactions with affiliates. The 11.00% Senior Secured Notes contain customary quarterly and annual reporting, financial and administrative covenants. The Company was in compliance with all debt covenants at June 30, 2018.

7.50% Senior Secured Notes—due May 2022. The 7.50% Stone Senior Notes represent the remaining $6.1 million of long-term debt assumed in the Stone Combination that were not exchanged for 11.00% Senior Secured Notes pursuant to the exchange offer and consent solicitation, and thus remain outstanding. As a result of the exchange offer and consent solicitation, substantially all of the restrictive covenants relating to the 7.50% Stone Senior Notes have been removed and collateral securing the 7.50% Stone Senior Notes have been released. The 7.50% Stone Senior Notes mature May 31, 2022 and have interest payable semiannually each May 31 and November 30. Prior to May 31, 2020, the Company may, at its option, redeem all or a portion of the 7.50% Stone Senior Notes at 100% of the principal amount plus accrued and unpaid interest and a make-whole premium. Thereafter, the Company may redeem all or a portion of the 7.50% Stone Senior Notes at redemption prices decreasing annually from 105.625% to 100.0% plus accrued and unpaid interest.

Bank Credit Facility—due May 2022. The Company executed the Bank Credit Facility in conjunction with the Stone Combination with a syndicate of financial institutions, with an initial borrowing base of $600.0 million. The Bank Credit Facility matures on May 10, 2022.

The Bank Credit Facility bears interest based on the borrowing base usage, at the applicable London InterBank Offered Rate, plus applicable margins ranging from 2.75% to 3.75% or an alternate base rate, based on the federal funds effective rate plus applicable margins ranging from 1.75% to 2.75%. In addition, the Company is obligated to pay a commitment fee of 0.50% on the unfunded portion of the commitments under the Bank Credit Facility. The Bank Credit Facility has certain debt covenants, the most restrictive of which is that the Company must maintain a total debt to EBITDAX Ratio (as defined in the Bank Credit Facility) of no greater than 3.00 to 1.00 each quarter beginning on or after September 30, 2018. The Company must also maintain a current ratio no less than 1.00 to 1.00 each quarter beginning on or after September 30, 2018. According to the Bank Credit Facility, undrawn commitments are included in current assets in the current ratio calculation. The Bank Credit Facility is secured by substantially all of the oil and natural gas assets of the Company. The Bank Credit Facility is fully and unconditionally guaranteed by certain of the Company’s wholly-owned subsidiaries and each direct parent of the Company.

The Bank Credit Facility provides for determination of the borrowing base based on the Company’s proved producing reserves and a portion of its proved undeveloped reserves. The borrowing base is redetermined by the lenders at least semi-annually during the second quarter and fourth quarter. In June 2018, the Company completed the first redetermination and the borrowing base was reaffirmed at $600.0 million. The next redetermination will occur in October 2018 and scheduled redeterminations will occur each April and October thereafter.

As of June 30, 2018, the Company’s borrowing base was set at $600.0 million, of which no more than $200 million can be used as letters of credit. The amount the Company is able to borrow with respect to the borrowing base is subject to compliance with the financial covenants and other provisions of the Bank Credit Facility. The Company was in compliance with all debt covenants at June 30, 2018. As of June 30, 2018, the Bank Credit Facility had approximately $354.0 million of undrawn commitments (taking into account $6.0 million letters of credit and $240.0 million drawn from the Bank Credit Facility). The $294.0 million in cash received from the Company’s initial drawdown under the Bank Credit Facility was used to partially repay outstanding borrowings under the Old Bank Credit Facility upon its termination in connection with the Stone Combination.

Building Loan—due November 2030. In connection with the Stone Combination, the Company assumed Stone’s 4.20% term loan maturing on November 20, 2030 (the “Building Loan”). The Building Loan bears interest at a rate of 4.20% per annum and is to be repaid in 180 equal monthly installments of approximately $0.1 million. As of June 30, 2018, the outstanding balance under the Building Loan totaled $10.8 million. The Building Loan is collateralized by the Company’s two Lafayette, Louisiana office buildings. Under the financial covenants of the Building Loan, the Company must maintain a ratio of EBITDA to Net Interest Expense of not less than 2.00 to 1.00. In addition, the Building Loan contains certain customary restrictions or requirements with respect to change of control and reporting responsibilities. The Company is in compliance with all covenants under the Building Loan as of June 30, 2018.

9.75% Senior Notes—due February 2018. The 9.75% Senior Notes were issued pursuant to an indenture dated February 6, 2013 among the Talos Issuers, the subsidiaries, as issuers, the subsidiary guarantors party thereto and the trustee. On February 15, 2018, the Talos Issuers redeemed the remaining $25.0 million principal amount of the 9.75% Senior Notes at par.

Note 6—Debt

A summary of the detail comprising the Company’s debt and the related book values for the respective periods presented is as follows (in thousands):

Description	December 31, 2017	December 31, 2016
11.00% Bridge Loans—due April 2022
Principal	$172,023	$—
Deferred financing costs, net of amortization	(2,185)	—
9.75% Senior Notes—due July 2022
Principal	102,000	—
Deferred financing costs, net of amortization	(1,319)	—
9.75% Senior Notes—due February 2018
Principal	24,977	300,000
Original issue discount, net of amortization	—	(806)
Deferred financing costs, net of amortization	—	(4,230)
Bank Credit Facility—due February 2019	403,000	408,000
Deferred financing costs, net of amortization	(938)	(1,789)

Total debt	$697,558	$701,175
Less: Current portion of long-term debt	(24,977)	—

Long-term debt, net of discount and deferred financing costs	$672,581	$701,175

On April 3, 2017 (the “Closing Date”), the Company entered into an Exchange Agreement (the “Exchange Agreement”) pursuant to which Bain Capital Credit LP, GSO Capital Partners LP and certain affiliates of our Sponsors (the “Exchanging Noteholders”) exchanged some of the 2018 Senior Notes for Bridge Loans (as described below). Certain affiliates of the Sponsors also exchanged some of the 2018 Senior Notes for 2022 Senior Notes (as described below).

The exchange of debt instruments was accounted for as a debt modification. Under a debt modification, a new effective interest rate that equates the revised cash flows to the carrying amount of the 2018 Senior Notes is computed and applied prospectively. Costs incurred with third parties directly related to the modification are expensed as incurred. The Company incurred approximately $4.3 million of transaction fees which were expensed and reflected in general and administrative expense during the year ended December 31, 2017, respectively.

Bridge Loans. On the Closing Date, the Company exchanged $172.0 million of the 2018 Senior Notes for $172.0 million of Bridge Loans issued under a second lien bridge loan agreement, dated as of the Closing Date (the “Credit Agreement”), by and among the Company, the lenders party thereto and Wilmington Trust, National Association, as administrative agent and collateral agent. Of the $172.0 million exchanged, the Sponsors held $39.8 million. The Bridge Loans mature on the fifth anniversary of the Closing Date.

The obligations under the Credit Agreement are second-priority secured obligations behind the Bank Credit Facility. The obligations are secured by substantially all of the Company’s assets. The Company will pay interest on amounts outstanding under the Credit Agreement at 11.0% per annum, semiannually on April 15 and October 15 of each year, which commenced October 15, 2017.

The Company may redeem up to 35% of the aggregate principal amount of the Bridge Loans at a price equal to 111% of the aggregate principal amount plus accrued and unpaid interest, if any, at any time prior to April 3, 2018. The Company may redeem the Bridge Loans, in whole or in part, on or after April 3, 2018 at the redemption prices set forth in the Credit Agreement.

The Credit Agreement contains covenants that limit the Company’s ability (and their restricted subsidiaries’ ability) to, among other things: (i) incur additional indebtedness or issue certain preferred shares; (ii) pay dividends and make certain other restricted payments; (iii) create restrictions on the payment of dividends or other distributions to the Company from its restricted subsidiaries; (iv) create liens on certain assets to secure debt; (v) make certain investments; (vi) engage in transactions with affiliates; (vii) engage in sales of assets and subsidiary stock; and (viii) transfer all or substantially all of its assets or enter into merger or consolidation transactions. The Credit Agreement does not contain a financial maintenance covenant. The Credit Agreement also provides for certain customary events of default, which, if any of such defaults occurs, would permit or require the principal, premium (if any), interest or other monetary obligations on all of the then outstanding Bridge Loans to become due and payable. The Bridge Loans contain customary quarterly and annual reporting, financial and administrative covenants.

2022 Senior Notes. On the Closing Date, the Company exchanged $102.0 million of the 2018 Senior Notes for $102.0 million of 2022 Senior Notes issued under a new indenture, dated as of the Closing Date (the “Indenture”), between the Company, as issuer, the subsidiary guarantors party thereto and Wilmington Trust, National Association, as trustee. The 2022 Senior Notes mature on July 5, 2022. The Company will pay interest on the 2022 Senior Notes at 9.75% per annum, semiannually on February 15 and August 15 of each year, which commenced August 15, 2017.

The Company may redeem up to 35% of the aggregate principal amount of the 2022 Senior Notes at a price equal to 109.75% of the aggregate principal amount plus accrued and unpaid interest, if any, at any time prior to April 3, 2018. The Company may redeem the 2022 Senior Notes, in whole or in part, on or after April 3, 2018 at the redemption prices set forth in the Indenture. The remainder of the terms of the 2022 Senior Notes are substantially similar to the terms of the 2018 Senior Notes.

2018 Senior Notes. The 2018 Senior Notes were issued pursuant to an indenture dated February 6, 2013 among the Company and one of our wholly-owned subsidiaries, as issuers, the subsidiary guarantors party thereto and the trustee. The 2018 Senior Notes pay interest on February 15 and August 15 of each year. The 2018 Senior Notes are fully and unconditionally guaranteed by certain of our wholly-owned subsidiaries. The indenture governing the 2018 Senior Notes applies certain limitations on our ability and the ability of our subsidiaries to, among other things, (i) incur or guarantee additional indebtedness; (ii) pay dividends or distributions on, or redeem or repurchase capital investment and make other restricted payments; (iii) make investments; (iv) consummate certain asset sales; (v) engage in transactions with affiliates; (vi) grant or assume liens; and (vii) consolidate, merge or transfer all or substantially all of our assets. The 2018 Senior Notes contain customary quarterly and annual reporting, financial and administrative covenants. In addition to the exchange of some of the 2018 Senior Notes for Bridge Loans and 2022 Senior Notes, the Company redeemed $1.0 million of the 2018 Senior Notes on May 15, 2017.

Subsequent event. On February 15, 2018, the Company redeemed the remaining $25.0 million aggregate principal amount of the 2018 Senior Notes at par.

Bank Credit Facility. The Company maintains a Bank Credit Facility with a syndicate of financial institutions, which has been amended periodically. The Bank Credit Facility provides a revolving credit facility with a borrowing capacity up to the lesser of (i) the borrowing base (as defined in the Bank Credit Facility) and (ii) aggregate lender commitments. The Bank Credit Facility matures on February 6, 2019.

The Bank Credit Facility bears interest based on the borrowing base usage, at the applicable London InterBank Offered Rate, plus applicable margins ranging from 1.75% to 2.75% or an alternate base rate, based on the federal funds effective rate plus applicable margins ranging from 0.75% to 1.75%. In addition, the Company is obligated to pay a commitment fee rate based on the borrowing base usage of 0.375% to 0.50%. The Bank Credit Facility has certain debt covenants, the most restrictive of which is that the Company must maintain a consolidated debt to adjusted EBITDA figure of no greater than 3.50 to 1.00. The Bank Credit Facility is secured by substantially all of the oil and natural gas assets of the Company. The Bank Credit Facility is fully and unconditionally guaranteed by certain of our wholly-owned subsidiaries.

The Bank Credit Facility provides for determination of the borrowing base based on the Company’s proved producing reserves and a portion of its proved undeveloped reserves. The borrowing base is redetermined by the lenders at least semi-annually in the spring and fall, with the last redetermination on May 16, 2017.

On January 10, 2017, we paid down $15.0 million under our Bank Credit Facility, and on April 3, 2017, we borrowed $10.0 million from our Bank Credit Facility.

In May 2017, the lenders under our Bank Credit Facility reaffirmed the borrowing base at $475.0 million during their regular semi-annual redetermination. In conjunction with the reaffirmation of the borrowing base, the Company executed the Eighth Amendment to the Bank Credit Facility effective May 16, 2017. The Eighth Amendment includes (i) an increase to the consolidated total debt to EBITDAX (as defined in the Bank Credit Facility) ratio covenant from 3.50 to 1.0 to 3.75 to 1.0 each quarter from September 30, 2017 to March 31, 2018 and (ii) a requirement to execute control agreements for all deposit accounts, securities accounts and commodities accounts in the name of the borrowers and guarantors. On October 31, 2017, the Company executed the Ninth Amendment to the Bank Credit Facility deferring the borrowing base redetermination to January 2018 to fully assess the reserve impact of our recent Tornado II discovery.

As of December 31, 2017, the Company’s borrowing base was set at $475.0 million, of which no more than $200 million can be used as letters of credit. As of December 31, 2017, the Bank Credit Facility had approximately $67.1 million of undrawn commitments (taking into account $4.9 million letters of credit and $403.0 million drawn under the Bank Credit Facility). We were in compliance with all debt covenants at December 31, 2017.

Subsequent event. On January 24, 2018, at our election we executed the Tenth Amendment to the Bank Credit Facility deferring the next borrowing base redetermination to May 31, 2018 in response to our recently announced combination with Stone.